Accounting for the Impairment or Disposal of Long-Lived Assets (Significant Sale) (Details) $ in Thousands, ft² in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Oct. 31, 2016 USD ($) a ft² bldg	Dec. 31, 2018 USD ($) bldg	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) bldg	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) bldg	Dec. 31, 2017 USD ($) bldg	Dec. 31, 2016 USD ($)
Real Estate [Line Items]
Number of buildings (in buildings) | bldg		72								72
Net income		$ 173,917	$ 154,071	$ 20,890	$ 143,725	$ 131,824	$ 61,159	$ 52,818	$ 44,244	$ 492,603	$ 290,045	$ 366,145
Noncontrolling interest – operating partnership										(11,886)	(7,224)	(9,070)
Income available to common shareholders										$ 479,607	$ 282,340	356,817
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Number of buildings (in buildings) | bldg		2				8				2	8
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Real Estate Portfolio
Real Estate [Line Items]
Number of buildings (in buildings) | bldg	108
Leaseable square feet (in sqft) | ft²	7.6
Area of land (in acres) | a	26.7
Proceeds from sale of land	$ 969,000
Gains on sale of land and building	$ 179,100
Net income												48,609
Noncontrolling interest – operating partnership												(1,142)
Income available to common shareholders												$ 47,467